FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2025
FINANCIAL STATEMENTS SCHEDULE I
FINANCIAL STATEMENTS SCHEDULE I

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share and per share data)

	As of December 31,
	2024	2025
	RMB	RMB	US$
			(Note 2(e))
ASSETS
Cash and cash equivalents	1,082,454	553,021	79,081
Short-term investment	222,293	1,916,241	274,019
Investments in equity investees including subsidiaries and VIE, and amounts due from subsidiaries and VIE	68,088,895	64,716,810	9,254,380
Prepayments and other current assets	8,693	16,806	2,404
TOTAL ASSETS	69,402,335	67,202,878	9,609,884
LIABILITIES AND EQUITY
Dividends payable	14,134	19,659	2,811
Other current liability	55,728	115,328	16,492
Convertible senior notes	7,270,081	124,114	17,748
Short-term bank borrowing	—	559,448	80,000
Total liabilities	7,339,943	818,549	117,051

Shareholders’ equity:
Ordinary shares (US$0.0001 par value; 10,000,000,000 shares authorized; 810,339,182 shares issued and 798,622,719 shares outstanding as of December 31, 2024; 795,528,169 shares issued and 790,812,316 shares outstanding as of December 31, 2025)	523	513	73
Additional paid-in capital	24,389,905	24,000,698	3,432,054
Treasury shares, at cost (7,774,535 and 1,801,637 shares as of December 31, 2024 and 2025, respectively)	(1,131,895)	(254,480)	(36,390)
Retained earnings	39,098,553	42,918,864	6,137,316
Accumulated other comprehensive loss	(294,694)	(281,266)	(40,220)
Total shareholders’ equity	62,062,392	66,384,329	9,492,833
TOTAL LIABILITIES AND EQUITY	69,402,335	67,202,878	9,609,884

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(Amounts in thousands, except for share and per share data)

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
				(Note 2(e))
Operating expenses:
General and administrative	(260,613)	(337,258)	(249,902)	(35,736)
Other operating income, net	52,968	111,545	24,079	3,443
Total operating expenses	(207,645)	(225,713)	(225,823)	(32,293)
Interest income	79,737	120,854	65,932	9,428
Interest expense	(162,326)	(151,209)	(125,048)	(17,882)
Gain from fair value change at financial instruments	58,682	830	42,813	6,122
Impairment of investment in equity investees	—	(479,931)	—	—
Foreign currency exchange gain	—	—	46,958	6,715
Loss before income tax and share of profit in subsidiaries, VIE and equity method investments	(231,552)	(735,169)	(195,168)	(27,910)
Income tax expense	(26,270)	(31,510)	(7,231)	(1,035)
Share of profit in subsidiaries, VIE and equity method investments	9,006,826	9,583,514	9,283,050	1,327,463
Net income attributable to ZTO Express (Cayman) Inc.	8,749,004	8,816,835	9,080,651	1,298,518
Net income attributable to ordinary shareholders	8,749,004	8,816,835	9,080,651	1,298,518
Other comprehensive (loss)/income, net of tax of nil
Foreign currency translation adjustment	(104,052)	(103,970)	13,428	1,920
Comprehensive income	8,644,952	8,712,865	9,094,079	1,300,438

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share and per share data)

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
				(Note 2(e))
Cash flows from operating activities:
Net income	8,749,004	8,816,835	9,080,651	1,298,518
Adjustments to reconcile net income to net cash used by operating activities
Share-based compensation	254,976	318,692	229,250	32,782
Fair value change at financial instruments	(58,682)	(830)	(42,813)	(6,122)
Impairment of investment in equity investees	—	479,931	—	—
Share of profit in subsidiaries and VIE	(9,006,826)	(9,583,514)	(9,283,050)	(1,327,463)
Changes in operating assets and liabilities:
Prepayments and other current assets	—	(12,474)	(27,895)	(3,989)
Other current liabilities	87,973	41,241	17,404	2,489
Net cash provided by (used in) operating activities	26,445	59,881	(26,453)	(3,785)
Cash flows from investing activities:
Payment and collection of loans to and investments in subsidiaries, VIE and equity investees	1,561,076	6,893,615	12,583,211	1,799,375
Purchases of short-term investment	(6,188,527)	(992,274)	(3,723,088)	(532,395)
Maturity of short-term investment	7,723,557	1,858,056	2,004,440	286,631
Purchases of long-term investment	(69,101)	—	—	—
Net cash provided by investing activities	3,027,005	7,759,397	10,864,563	1,553,611
Cash flows from financing activities:
Payment of dividends	(2,072,509)	(5,605,451)	(3,755,452)	(537,022)
Repurchase of convertible notes	—	—	(7,003,850)	(1,001,537)
Repurchase of ordinary shares	(1,006,451)	(1,157,472)	(1,252,741)	(179,140)
Proceeds from short-term borrowing	1,362,060	1,000,000	581,696	83,181
Repayment of short-term borrowing	(1,379,140)	(1,000,567)	—	—
Net cash used in financing activities	(3,096,040)	(6,763,490)	(11,430,347)	(1,634,518)
Effect of exchange rate changes on cash, cash equivalents	(19,466)	17,785	62,804	8,984
Net change in cash, cash equivalents	(62,056)	1,073,573	(529,433)	(75,708)
Cash, cash equivalents, beginning of year	70,937	8,881	1,082,454	154,789
Cash, cash equivalents, end of year	8,881	1,082,454	553,021	79,081

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
				(Note 2(e))
Supplemental disclosure on non-cash information
Cash dividends declared in payables	7	12,543	6,118	875

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO SCHEDULE I

1)

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company does not include condensed financial information as to the changes in equity as such financial information is the same as the consolidated statements of changes in shareholders’ equity.

2)

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investments in equity investees including subsidiaries and VIE, and amounts due from subsidiaries and VIE” and the subsidiaries and VIE’s profit or loss as “Share of profit in subsidiaries, VIE and equity method investments” on the Condensed Statements of Operations and Comprehensive Income.

3)	As of December 31, 2024 and 2025, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or guarantees of the Company.
4)

Translations of balances in the additional financial information of Parent Company- Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of 6.9931, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025, or at any other rate.